Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 1.0%
Mercury Systems, Inc. (a)	27,500	$1,184,975

Automobile Components - 0.6%
Mobileye Global, Inc. - Class A (a)	53,900	775,891

Chemicals - 3.6%
Aspen Aerogels, Inc. (a)	700,000	4,473,000

Commercial Services & Supplies - 0.9%
Matthews International Corp. - Class A	47,500	1,056,400

Communications Equipment - 18.6%
ADTRAN Holdings, Inc. (a)	925,000	8,066,000
Calix, Inc. (a)	212,000	7,513,280
Comtech Telecommunications Corp. (a)	100,000	160,000
Extreme Networks, Inc. (a)	25,000	330,750
Harmonic, Inc. (a)	565,000	5,418,350
KVH Industries, Inc. (a)	250,000	1,322,500
		22,810,880

Construction & Engineering - 1.3%
Centuri Holdings, Inc. (a)	22,500	368,775
Everus Construction Group, Inc. (a)	12,500	463,625
MDU Resources Group, Inc.	45,000	760,950
		1,593,350

Electrical Equipment - 4.8%
Generac Holdings, Inc. (a)	11,000	1,393,150
Vicor Corp. (a)	95,000	4,444,100
		5,837,250

Electronic Equipment, Instruments & Components - 21.9%
Badger Meter, Inc.	14,500	2,758,625
Cognex Corp.	47,500	1,416,925
FARO Technologies, Inc. (a)	15,000	409,500
Insight Enterprises, Inc. (a)	5,500	824,945
nLight, Inc. (a)(c)	629,000	4,887,330
Rogers Corp. (a)	55,000	3,714,150
TTM Technologies, Inc. (a)	331,750	6,804,192
Vishay Intertechnology, Inc.	235,000	3,736,500
Vishay Precision Group, Inc. (a)	97,700	2,353,593
		26,905,760

Hotels, Restaurants & Leisure - 1.6%
Vail Resorts, Inc.	12,500	2,000,250

IT Services - 4.4%
Akamai Technologies, Inc. (a)	9,000	724,500
Applied Digital Corp. (a)	10,000	56,200
BigCommerce Holdings, Inc. (a)	450,000	2,592,000
Unisys Corp. (a)	443,000	2,033,370
		5,406,070

Life Sciences Tools & Services - 2.9%
Bruker Corp.	37,500	1,565,250
CryoPort, Inc. (a)	230,000	1,398,400
Standard BioTools, Inc. (a)	500,000	540,000
		3,503,650

Machinery - 3.0%
Chart Industries, Inc. (a)	24,000	3,464,640
Douglas Dynamics, Inc.	7,500	174,225
		3,638,865

Media - 0.2%
The Trade Desk, Inc. - Class A (a)	5,000	273,600

Oil, Gas & Consumable Fuels - 0.9%
Murphy Oil Corp.	40,000	1,136,000

Professional Services - 1.2%
Jacobs Solutions, Inc.	2,250	272,003
Parsons Corp. (a)	20,000	1,184,200
		1,456,203

Semiconductors & Semiconductor Equipment - 21.9%
Allegro MicroSystems, Inc. (a)	50,000	1,256,500
AXT, Inc. (a)	500,000	705,000
Camtek Ltd.(Israel)	12,500	732,875
CEVA, Inc. (a)	92,000	2,356,120
Cohu, Inc. (a)	118,000	1,735,780
Entegris, Inc.	6,000	524,880
FormFactor, Inc. (a)	50,000	1,414,500
Ichor Holdings Ltd. (Cayman Islands) (a)	42,000	949,620
Marvell Technology, Inc.	18,000	1,108,260
MaxLinear, Inc. (a)	150,000	1,629,000
MKS Instruments, Inc.	20,000	1,603,000
PDF Solutions, Inc. (a)	315,000	6,019,650
Penguin Solutions, Inc. (Cayman Islands) (a)	100,000	1,737,000
Photronics, Inc. (a)	70,000	1,453,200
Power Integrations, Inc.	5,000	252,500
SiTime Corp. (a)	7,000	1,070,090
Veeco Instruments, Inc. (a)	120,000	2,409,600
		26,957,575

Software - 7.5%
Arteris, Inc. (a)	410,000	2,833,100
Bentley Systems, Inc. - Class B	30,000	1,180,200
PROS Holdings, Inc. (a)	80,000	1,522,400
Rapid7, Inc. (a)	80,000	2,120,800
Samsara, Inc. - Class A (a)	5,000	191,650
Tenable Holdings, Inc. (a)	10,000	349,800
Yext, Inc. (a)	165,000	1,016,400
		9,214,350

Technology Hardware, Storage & Peripherals - 1.9%
Pure Storage, Inc. - Class A (a)	10,000	442,700
Super Micro Computer, Inc. (a)	55,000	1,883,200
		2,325,900

Trading Companies & Distributors - 1.5%
Transcat, Inc. (a)	25,000	1,861,250
TOTAL COMMON STOCKS (Cost $142,170,346)		122,411,219

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.17% (b)	540,171	540,171
TOTAL SHORT-TERM INVESTMENTS (Cost $540,171)		540,171

TOTAL INVESTMENTS - 100.1% (Cost $142,710,517)		122,951,390
Liabilities in Excess of Other Assets - (0.1)%		(129,383)
TOTAL NET ASSETS - 100.0%		$122,822,007
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b) (c)
The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of March 31, 2025 is $777,000.

Allocation of Portfolio Holdings by Country as of March 31, 2025
(% of Investments)
United States^	$119,531,895	97.2%
Cayman Islands	2,686,620	2.2
Israel	732,875	0.6
	$122,951,390	100.0%
^ United States allocation include Short-Term Investment-Money Market Fund of 0.4%.